Stock Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note 9 – Stock Based Compensation

Equity Incentive Plans

2013 Equity Incentive Plan

In December 2013 the Company’s board and stockholders approved the “2013 Equity Incentive Plan”, providing for the issuance of equity based instruments covering up to an initial total of 1,042,167 shares of common stock. Effective on March 27, 2014, the aggregate total shares which may be issued under the 2013 Equity Incentive Plan were increased to 2,335,967, as described below.

Effective on March 10, 2014, the Company’s board of directors and stockholders approved the First Amendment to the 2013 Equity Incentive Plan which provided for an increase in the aggregate number of shares of common stock that may be issued pursuant to the Plan to equal 18% of the total number of shares of common stock outstanding immediately following the completion of the IPO (assuming for this purpose the issuance of all shares issuable under the Company’s equity plans, the conversion into common stock of all outstanding securities that are convertible by their terms into common stock and the exercise of all options and warrants exercisable for shares of common stock and including shares and warrants issued to the underwriters for such IPO upon exercise of its over-allotment options).

As of September 30, 2014, 428,987 shares of common stock remain eligible to be issued through equity based instruments under the 2013 Equity Incentive Plan.

2014 Non-Employee Equity Compensation Plan

On March 6, 2014, the Company’s board of directors and stockholders approved the 2014 Non-Employee Equity Compensation Plan for the issuance of equity based instruments covering up to 250,000 shares of common stock to directors and other non-employees.

As of September 30, 2014, 211,184 shares of common stock remains eligible to be issued through equity based instruments under the 2014 Non-Employee Equity Compensation Plan.

Option Valuation

The Company has computed the fair value of options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The expected term used for options issued to non-employees is the contractual life and the expected term used for options issued to employees is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Stock Options

On January 7, 2014, the Company’s board of directors granted to various employees and consultants from the 2013 Equity Incentive Plan, net of forfeitures through March 31, 2014, stock options to purchase an aggregate of 457,644 shares of the Company’s common stock at an exercise price of $2.49 per share and having a term of ten years. Included in these grants were 57,644 options to Michael Leabman, Chief Technical Officer, pursuant to his employment contract, 80,201 options to George Holmes, Vice President of Sales and Marketing, and 319,799 options to other employees and consultants. The option awards granted to Mr. Leabman vested 3/48ths on the date of grant, and will vest 1/48th monthly over the following 45 months. The option award granted to Mr. Holmes will cliff vest 25% of the award on October 1, 2014 and then will vest 1/48th of the initial award monthly for the following 36 months. Option awards granted to all other employees and consultants cliff vest 25% of the award on the later of the first anniversary of the date they started working for the Company or October 1, 2014 and then will vest 1/48th of the initial award monthly for the following 36 months. The options had an aggregate grant date fair value of $762,699 utilizing the Black-Scholes option pricing model.

On February 27, 2014, the Company granted non-qualified stock options for the purchase of 25,979 shares of the Company’s common stock each to two new independent directors of the Company as part of their compensation for serving on the Company’s board of directors. The options have an exercise price of $3.63 per share and have a term of ten years. The Options vest 25% on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014. The options had an aggregate grant date fair value of $100,000 utilizing the Black-Scholes option pricing model.

On March 15, 2014 and March 20, 2014, the Company granted non-qualified stock options from the 2014 Non-Employee Equity Compensation Plan for the purchase of an aggregate of 34,781 shares of the Company’s common stock to two new independent directors of the Company as part of their compensation for serving on the Company’s board of directors. The options have a weighted average exercise price of $5.45 per share and have a term of ten years. The Options vest 25% on March 31, 2014, June 30, 2014, September 30, 2014 and December 31, 2014. The options had an aggregate grant date fair value of $100,000 utilizing the Black-Scholes option pricing model.

On March 15, 2014, the Company’s board of directors granted to a single employee an option under the 2013 Equity Incentive Plan to purchase 80,201 shares of the Company’s common stock at an exercise price of $4.99.  The option award granted to the employee has a ten year term and cliff vests 25% of the award on the anniversary of the employee’s date of hire and then will vest 1/48th of the initial award monthly during the following 36 months. The option had a grant date fair value of $229,365 utilizing the Black-Scholes option pricing model.

On March 26, 2014, the Company’s board of directors granted to Mr. Rizzone, the Company’s Chief Executive Officer, an option under the 2013 Equity Incentive Plan to purchase 496,546 shares of the Company’s common stock, at a price of $6.00 per share, with a term of ten years and which vests 6/48 of the award on the grant date and 1/48 of the award on the last day of each of the subsequent 42 months. The option had a grant date fair value of $1,667,784 utilizing the Black-Scholes option pricing model.

On March 26, 2014, the Company’s board of directors granted to Michael Leabman, Chief Technical Officer, pursuant to his employment contract a stock option under the 2013 Equity Incentive Plan to purchase 251,474 shares of the Company’s common stock at an exercise price of $6.00.  The option award granted to Mr. Leabman has a ten year term and vests 6/48th of the award on the grant date and 1/48th of the award on the last day of each of the subsequent 42 months. The option had a grant date fair value of $844,643 utilizing the Black-Scholes option pricing model.

On March 26, 2014, the Company’s board of directors granted to Mr. Holmes a stock option under the 2013 Equity Incentive Plan to purchase 89,672 shares of the Company’s common stock at an exercise price of $6.00.  The option award granted to the consultant has a ten year term and vests 25% of the award on September 30, 2014 and 1/48th of the award on the last day of each of the subsequent 36 months. The option had a grant date fair value of $303,869 utilizing the Black-Scholes option pricing model.

The Company estimated the fair value of stock options awarded during the nine months ended September 30, 2014 using the Black-Scholes option pricing model. The fair values of stock options granted were estimated using the following assumptions:

Option Grants Awarded During the Nine Months Ended September 30, 2014
Stock Price	$2.49 to $6.00
Dividend Yield	0%
Expected Volatility	60%
Risk-free interest rate	1.30% to 2.03%
Expected Life	3.75 to 6.25 years

As of September 30, 2014, the unamortized value of options held by employees was $2,937,130. As of September 30, 2014, the unamortized portion will be expensed over a weighted average period of 2.96 years.

Stock Option Award Activity

The following is a summary of the Company’s stock option activity during the nine months ended September 30, 2014:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding, January 1, 2014	275,689	$1.68	$-	-	$-
Granted	1,542,477	4.63	2.60	-	-
Exercised	-	-	-	-	-
Forfeited	(166,981)	2.52	1.44	-	-
Outstanding September 30, 2014	1,651,185	$4.35	$2.45	9.4	$11,538,844

Exercisable, January 1, 2014	17,231	$1.68	$-	-	$-
Vested	340,580	4.88	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Exercisable, September 30, 2014	357,811	$4.73	$2.62	9.4	$2,365,792

The following table presents information related to stock options outstanding and exercisable at September 30, 2014:

Options Outstanding		Options Exercisable
Exercise Price	Outstanding Number of Options	Weighted Average Remaining Life In Years	Exercisable Number of Options
$1.68	275,689	9.2	68,922
2.49	370,864	9.3	14,411
3.63	51,958	9.4	38,969
4.99	99,214	9.5	14,260
6.00	853,460	9.5	221,249
	1,651,185	9.4	357,811

Restricted Stock Units (“RSUs”)

On June 3, 2014, the compensation committee of the board of directors of the Company granted to a member of the Company’s advisory board, an RSU award under which the holder has the right to receive 4,035 shares of common stock. The award was granted under the 2014 Non-Employee Equity Compensation Plan. The RSU had a grant date fair value of $49,590 based upon the fair value of the Company’s common stock on the date of grant. This RSU had 1,009 shares vested as of September 30, 2014 and vests 504 shares on each of the next six succeeding three month anniversaries of the grant date.

On July 14, 2014, the compensation committee of the board of directors granted to George Holmes an RSU under which the holder has the right to receive 44,836 shares of the Company’s common stock. The award was granted under the 2013 Equity Incentive Plan. The RSU had a grant date fair value of $593,180 based upon the fair value of the Company’s common stock on the date of grant. The award granted to Mr. Holmes vests over four years through March 28, 2018. Pursuant to the terms of the award, the shares not vested terminate upon separation from the Company.

On July 14, 2014, the compensation committee of the board of directors granted to various employees and consultants, RSUs under which the holders have the right to receive 228,500 shares of the Company’s common stock. These awards were granted under the 2013 Equity Incentive Plan and the RSU’s had an aggregate grant date fair value of $3,023,055 based upon the fair value of the Company’s common stock on the date of grant. The awards granted vest over four years through March 28, 2018. Pursuant to the terms of the awards, the shares not vested terminate upon separation from the Company.

On August 14, 2014, the compensation committee of the board of directors granted to various employees and consultants, RSUs under which the holders have the right to receive 86,823 shares of the Company’s common stock. These awards were granted under the 2013 Equity Incentive Plan and the RSU’s had an aggregate grant date fair value of $981,100 based upon the fair value of the Company’s common stock on the date of grant. The awards granted vest over four years beginning on the first anniversary of the employee’s date of hire. Pursuant to the terms of the awards, the shares not vested terminate upon separation from the Company.

In addition, on August 14, 2014, the compensation committee of the board of directors granted two inducement RSU awards to Cesar Johnston, the Company’s Senior Vice President of Engineering. Under the first award, Mr. Johnston has the right to receive 100,000 shares of the Company’s common stock and this award vests over four years beginning on the first anniversary of the date of grant. In addition, Mr. Johnston was granted 20,000 performance based RSU awards. The RSU’s had an aggregate grant date fair value of $1,356,000 based upon the fair value of the Company’s common stock on the date of grant. Pursuant to the terms of the awards, the shares not vested terminate upon separation from the Company.

The Company accounts for RSUs granted to consultants using the accounting guidance included in ASC 505-50 “Equity-Based Payments to Non-Employees” (“ASC 505-50”). In accordance with ASC 505-50, the Company estimates the fair value of the unvested portion of the RSU award each reporting period using the closing price of the Company’s common stock.

At September 30, 2014, the unamortized value of the RSU was $5,328,318. The unamortized amount will be expensed over a weighted period of 3.51 years.

A summary of the activity related to RSUs for the nine months ended September 30, 2014 is presented below:

	Total	Weighted Average Grant Date Fair Value	Total Grant Date Fair Value
Nonvested at January 1, 2014	-	$-	$-
RSU Granted	484,194	12.40	6,002,925
RSUs vested	(4,509)	11.52	(51,948)
RSUs forfeited	(17,625)	13.23	(233,178)
Nonvested at September 30, 2014	462,060	$12.37	5,717,799

Stock-Based Compensation Expense

The following tables summarize total stock based compensation costs recognized for the three and nine months ended September 30, 2014 and 2013.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Stock options	$325,634	$-	$1,070,939	$-
RSUs	381,856	-	389,482	-
IR warrant	39,410	-	198,983	-
Total	$746,900	$-	$1,659,404	$-

The total amount of stock-based compensation was reflected within the condensed statements of operations as:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Research and development	$329,138	$-	$568,390	$-
General and administrative	165,228	-	657,738	-
Marketing	252,534	-	433,276	-
Total	$746,900	$-	$1,659,404	$-

Note 10 – Stock Based Compensation

Adoption of 2013 Stock Plan

Effective as of May 9, 2013, the Board adopted the 2013 Stock Plan of DvineWave Inc. (the “2013 Stock Plan”). The 2013 Stock Plan was administered by the Board, and provided for the issuance of incentive and non-incentive stock options, stock purchase rights and restricted stock units, for the purchase of up to a total of 1,056,980 shares of the Company’s common stock to the Company’s employees and consultants (as determined by the Board). The Board, or a committee of the Board, had the authority to determine the amount, type and terms of each award. Pursuant to the 2013 Stock Plan, each option grant must have had an exercise price at or above the fair market value of the Company’s common stock on the date of grant in the case of a non-statutory stock option, or until the Company’s securities are listed on a recognized exchange, at 85% of fair value (as determined) under the 2013 Stock Plan of DvineWave Inc. (See Note 8 – Commitments and Contingencies).

Adoption of Equity Incentive Plan

In December 2013 the Company’s board and stockholders approved the “2013 Equity Incentive Plan”, providing for the issuance of equity based instruments aggregating an initial total of 1,042,167 shares which completely replaces the 2013 Stock Plan.

Grant of Stock Option

On December 12, 2013, Mr. Rizzone, the Company’s Chief Executive Officer, was granted an option under the 2013 Equity Incentive Plan to purchase 275,689 shares of the Company’s common stock, at a price of $1.68 per share, with a term of ten years and which vests 1/48 for each completed month of service and for purposes of vesting only, the first completed month of service was determined to be October 2013.

The option has a grant date fair value of $258,373 utilizing the Black-Scholes option pricing model. The fair value of the employee stock option granted was estimated using the following assumptions:

December 12, 2013
Price of Company’s stock	$1.68
Dividend yield	0.00%
Expected volatility	60.0%
Risk-free interest rate	1.79%
Expected life	5.93 years

As of December 31, 2013 unamortized compensation expense related to unvested stock options was $240,225 which is expected to be recognized over a weighted average period of 3.7 years.

Stock Option Award Activity

A summary of the status of the Company’s stock option plans and the changes during the years ended December 31, 2013 and 2012, is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Life In Years	Intrinsic Value
Outstanding October 30, 2012 (inception)	-
Issued	-
Exercised	-
Forfeited	-
Outstanding December 31, 2012	-
Issued	275,689	$1.68	$0.23
Exercised	-
Forfeited	-
Outstanding December 31, 2013	275,689	$1.68	$0.23	9.9 years	$-

Exercisable at December 31, 2013	17,231	$1.68	$0.23	9.9 years	$-